Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 20,928	¥ 19,534	¥ 20,127
Housing benefits	1,412	1,318	1,189
Contribution to the defined contribution pension plan	3,273	2,455	2,905
Depreciation and amortisation	5,287	5,162	4,379
Foreign exchange gains	(645)	(119)	67
Remuneration in respect of audit services provided by auditors	¥ 53	¥ 63	¥ 60